Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Oct. 31, 2025
Presentation of leases for lessee [abstract]
Summary of right of use assets

Right-of-use assets	Total
$
Opening balance	36,525
Net additions	12,779
Reassessment of lease terms	10,711
Terminations	(2,146)
Depreciation expense	(10,076)
Balance, October 31, 2025	47,793

Summary of lease liabilities

Lease Liabilities	Total
$
Opening balance	40,207
Additions	12,539
Reassessment of lease terms, net of interest	9,086
Terminations	(2,054)
Foreign currency	29
Repayments	(10,007)
Balance, October 31, 2025	49,800
Less current portion	(9,814)
Non-current	39,986